Income Taxes (Tables)	12 Months Ended
Dec. 31, 2013
Income Taxes
Schedule of reconciliation of the income tax benefit computed at statutory rates to the Company's recorded tax benefit

	Year Ended December 31,
	2013	2012
Federal income tax (benefit), statutory rates	$406,664	$78,080
State income tax, net of federal benefit	109,786	50,876
Research and development tax credits	(1,140,768)	(58,079)
Other	185,519	196,763

Income tax (benefit) expense	(438,799)	267,640
Valuation allowance	438,799	(267,640)

Income tax benefit	$—	$—

Schedule of tax effects of temporary differences that give rise to deferred tax assets and deferred tax liabilities

	December 31,
	2013	2012
Long-term deferred tax assets:
Net operating loss carryforwards (federal and state)	$27,545,207	$26,730,300
Research and development tax credits	5,286,077	4,145,308
Property and equipment	989,923	1,010,821
Other accruals	92,476	95,929
Deferred revenue	—	84,519
Impairment of cost method investments	1,499,352	1,499,352
Capitalized research	14,104,291	15,512,298

Total gross long-term deferred tax assets	49,517,326	49,078,527
Less valuation allowance	(49,517,326)	(49,078,527)

	$—	$—